SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of credit losses on costs and estimated earnings (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Jul. 01, 2020
Accounts Receivable Allowance For Credit Loss [Line Items]
Adoption of ASU 2016-13		$ 752,133
Costs and estimated earnings in excess of billings [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of year	$ 6,150
Provision for expected credit losses, net of recoveries	361
Amounts written off charged against the allowance	0
Translation adjustments	862
Balance at the end of year	12,322
Costs and estimated earnings in excess of billings [Member] | Adjustment due to ASU 2016-13 [Member]
Accounts Receivable Allowance For Credit Loss [Line Items]
Adoption of ASU 2016-13	$ 4,949